STOCK INCENTIVE PLANS (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Shares:
Shares exercised	0
Aggregate Intrinsic Value:
Outstanding at end of period		$ 52,105,394
Stock Options
Shares:
Outstanding at beginning of period	4,805,000	4,805,000	4,532,668	2,182,668
Shares granted		9,985,745	3,085,000	2,870,000
Shares exercised		(3,750)	(73,191)	0
Shares forfeited		0	(2,739,477)	(50,000)
Outstanding at end of period		14,786,995	4,805,000	4,532,668
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 1.161	$ 1.161	$ 2.025	$ 1.698
Shares granted		1.677	1.142	2.615
Shares exercised		(1.250)	(0.250)	(0.000)
Shares forfeited		(0.000)	(2.593)	(3.906)
Outstanding at end of period		$ 1.509	$ 1.161	$ 2.025
Aggregate Intrinsic Value:
Outstanding at beginning of period	$ 5,580,550	$ 5,580,550	$ 9,180,369	$ 3,706,519
Shares granted		$ 16,743,590	$ 3,522,400	$ 7,504,850
Shares exercised		$ (4,688)	$ (18,298)	$ 0
Shares forfeited		$ 0	$ (7,103,921)	$ (2,031,000)
Outstanding at end of period		$ 22,319,452	$ 5,580,550	$ 9,180,369